Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Schedule of segments

						Eliminations and
		Network	Cloud and	Nokia	Group Common	unallocated	Nokia
EURm	Mobile Networks	Infrastructure(1)	Network Services	Technologies	and Other	items(2)	Group
2021
Net sales to external customers	9 711	7 673	3 088	1 490	240	–	22 202
Net sales to other segments	6	1	1	12	17	(37)	–
Operating profit/(loss)	765	784	166	1 185	(125)	(617)	2 158
Share of results of associated companies and joint ventures	6	(1)	6	(2)	–		9
Financial income and expenses							(241)
Profit before tax							1 926

Other segment items
Depreciation and amortization	(338)	(208)	(95)	(33)	(30)	(391)	(1 095)
2020
Net sales to external customers	10 394	6 735	3 086	1 389	250	(2)	21 852
Net sales to other segments	4	1	1	13	19	(38)	–
Operating profit/(loss)	819	457	(67)	1 123	(251)	(1 196)	885
Share of results of associated companies and joint ventures	22	(1)	5	1	(5)		22
Financial income and expenses							(164)
Profit before tax							743

Other segment items
Depreciation and amortization	(347)	(200)	(114)	(39)	(25)	(407)	(1 132)
2019
Net sales to external customers	11 325	6 902	3 327	1 473	317	(29)	23 315
Net sales to other segments	2	1	–	14	54	(71)	–
Operating profit/(loss)	384	562	136	1 200	(279)	(1 518)	485
Share of results of associated companies and joint ventures	9	(1)	4	–	–		12
Financial income and expenses							(341)
Profit before tax							156

Other segment items
Depreciation and amortization	(228)	(129)	(66)	(33)	(280)	(924)	(1 660)

(1)   Includes IP Networks net sales of EUR 2 679 million (EUR 2 585 million in 2020 and EUR 2 700 million in 2019), Optical Networks net sales of EUR 1 708 million (EUR 1 695 million in 2020 and EUR 1 752 million in 2019), Fixed Networks net sales of EUR 2 358 million (EUR 1 759 million in 2020 and EUR 1 881 million in 2019) and Submarine Networks net sales of EUR 929 million (EUR 697 million in 2020 and EUR 570 million in 2019).

(2)   Unallocated items comprise costs related to the acquired intangible asset amortization and other purchase price fair value adjustments, goodwill impairments, restructuring related charges and certain other items.

Material reconciling items between total segment operating profit and operating profit for the Group

EURm	2021	2020	2019
Total segment operating profit	2 775	2 081	2 003
Amortization of acquired intangible assets	(391)	(407)	(924)
Restructuring and associated charges	(263)	(651)	(502)
Settlement of legal disputes	80	–	–
Gain on sale of fixed assets	53	–	–
Impairment and write-off of assets, net of reversals	(45)	(241)	(29)
Change in provisions related to past acquisitions	(26)	–	–
Fair value changes of legacy IPR fund	(23)	–	–
Gain on defined benefit plan amendment	–	90	168
Transaction and related costs, including integration costs	–	11	(48)
Product portfolio strategy costs	–	–	(163)
Operating model integration	–	–	(12)
Other	(2)	2	(8)
Operating profit for the Group	2 158	885	485

Schedule of geographic location information

	Net sales(1)
EURm	2021	2020	2019
Finland(1)	1 605	1 480	1 552
United States	6 791	6 792	6 645
Japan	1 030	904	977
India	1 022	945	1 350
Other	11 754	11 731	12 791
Total	22 202	21 852	23 315
(1)	Net sales to external customers by country are based on the location of the customer, except for Nokia Technologies IPR and licensing net sales which are allocated to Finland. In 2021, Nokia aligned how it externally reports financial information on a geographical basis with its internal reporting structure. As a result, a portion of net sales has been reallocated between countries. The comparative information for 2020 and 2019 has been recast accordingly.

Major customers

As is typical for our industry, Nokia’s net sales are largely driven by multi-year customer agreements with limited amount of significant customers. Net sales from Nokia’s largest customer were 11% (11% in 2020 and less than 10% in 2019) of net sales to external customers. Net sales from the largest customer were reported by Mobile Networks, Networks Infrastructure, Cloud and Network Services as well as Group Common and Other.

Non-current assets by country

Non-current assets(1)
EURm	2021	2020
Finland	1 348	1 382
United States	5 083	4 843
France	2 029	1 857
Other	1 399	1 533
Total	9 859	9 615

(1) Consists of goodwill and intangible assets, property, plant and equipment and right-of-use assets.